Risk Management - Summary of the Positions of the Derivative Financial Instruments Held by the Company (Detail) € in Millions, £ in Millions, bbl in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($) bbl	Jun. 30, 2019 EUR (€) bbl	Jun. 30, 2019 GBP (£) bbl	Dec. 31, 2018 USD ($) bbl	Dec. 31, 2018 EUR (€) bbl	Dec. 31, 2018 GBP (£) bbl
Disclosure of risk management strategy related to hedge accounting [line items]
Fair value Asset Position (Liability)	$ (8.0)			$ (99.0)
Put/Crude oil and oil products Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | bbl	186,000	186,000	186,000
Fair value Asset Position (Liability)	$ 87.0
Maturity	2019
Futures contracts [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | bbl	(11,981)	(11,981)	(11,981)	(14,043)	(14,043)	(14,043)
Fair value Asset Position (Liability)	$ 16.0			$ 108.0
Futures contracts [Member] | Long position/Crude oil and oil products [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | bbl	38,336	38,336	38,336	40,017	40,017	40,017
Maturity	2019/2020
Futures contracts [Member] | Short position/Crude oil and oil products [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | bbl	(50,317)	(50,317)	(50,317)	(54,060)	(54,060)	(54,060)
Maturity	2019/2020
Forward contracts [Member] | Long position/Foreign currency forwards [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value	$ 81.0			$ 137.0
Fair value Asset Position (Liability)				(2.0)
Maturity	2019
Forward contracts [Member] | Short position/Foreign currency forwards [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value	$ 0.0			92.0
Fair value Asset Position (Liability)				(1.0)
Maturity	2019
Forward contracts [Member] | Long Position Or Foreign Currency Forwards EUR/USD [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | €		€ 2,477			€ 3,000
Fair value Asset Position (Liability)	$ 34.0			(123.0)
Maturity	2019/2020
Forward contracts [Member] | Long Position Or Foreign Currency Forwards GBP/USD [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | £			£ 450			£ 450
Fair value Asset Position (Liability)	$ (19.0)			(11.0)
Maturity	2019
Forward contracts [Member] | Short Position or Foreign Currency Forwards Gbp Usd [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | £			31			31
Maturity	2019
Swap [Member] | Cross Currency Swap Matured In Two Thousand Twenty Six [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | £			700			700
Fair value Asset Position (Liability)	$ 6.0			1.0
Maturity	2026
Swap [Member] | Cross Currency Swap Matured In Two Thousand Thirty Four [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | £			£ 600			£ 600
Fair value Asset Position (Liability)	$ (132.0)			$ (70.5)
Maturity	2034